Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Research and development expenses	$ (19,375)	$ (2,038,923)
General and administrative fees	(187,422)	(326,187)
Legal and professional fees	(418,881)	(366,164)
Other operating income (expenses)	222,912	(137,233)
Total operating expenses	(402,766)	(2,868,507)
Other (expenses) income
Interest expense, net	(46,529)	(68,462)
Sundry income		282,353
Loss on disposal of subsidiaries		(4,271)
Total other (expenses) income, net	(46,529)	209,620
Net loss	(449,295)	(2,658,887)
Less: net loss attributable to non-controlling interests	(7,515)	(15,091)
Net loss attributable to Aptorum Group Limited	$ (441,780)	$ (2,643,796)
Net loss per share – basic (in Dollars per share)	$ (0.06)	$ (0.5)
Net loss per share – diluted (in Dollars per share)	$ (0.06)	$ (0.5)
Weighted-average shares outstanding – basic (in Shares)	7,126,796	5,339,608
Weighted-average shares outstanding – diluted (in Shares)	7,126,796	5,339,608
Net loss	$ (449,295)	$ (2,658,887)
Less: net loss attributable to non-controlling interests	(7,515)	(15,091)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(258,322)	861
Other comprehensive (loss) income	(258,322)	861
Comprehensive loss	(707,617)	(2,658,026)
Less: comprehensive loss attributable to non-controlling interests	(7,515)	(15,091)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (700,102)	$ (2,642,935)